UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-10387

Investment Company Act File Number

Tax-Managed Value Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed Value Portfolio

July 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.6%

Security	Shares	Value
Aerospace & Defense — 1.9%
United Technologies Corp.	113,000	$13,398,410

		$13,398,410

Air Freight & Logistics — 0.5%
C.H. Robinson Worldwide, Inc.(1)	54,933	$3,603,605

		$3,603,605

Banks — 16.3%
Bank of America Corp.	88,914	$2,144,606
Citigroup, Inc.	123,744	8,470,277
JPMorgan Chase & Co.	375,000	34,425,000
KeyCorp	689,553	12,439,536
PNC Financial Services Group, Inc. (The)	155,729	20,057,895
U.S. Bancorp	268,850	14,189,903
Wells Fargo & Co.	386,390	20,841,876

		$112,569,093

Capital Markets — 5.4%
Ameriprise Financial, Inc.	35,881	$5,198,439
Charles Schwab Corp. (The)	372,287	15,971,113
Credit Suisse Group AG ADR(1)	732,740	11,247,559
Goldman Sachs Group, Inc. (The)	22,682	5,110,935

		$37,528,046

Consumer Finance — 0.7%
American Express Co.	59,190	$5,044,764

		$5,044,764

Containers & Packaging — 0.8%
International Paper Co.(1)	94,211	$5,179,721

		$5,179,721

Diversified Telecommunication Services — 3.2%
AT&T, Inc.	54,381	$2,120,859
Verizon Communications, Inc.	409,441	19,816,944

		$21,937,803

Electric Utilities — 5.0%
NextEra Energy, Inc.	151,637	$22,152,649
PG&E Corp.	187,333	12,680,571

		$34,833,220

Electrical Equipment — 0.8%
Rockwell Automation, Inc.	33,916	$5,597,157

		$5,597,157

Electronic Equipment, Instruments & Components — 0.6%
FLIR Systems, Inc.	103,993	$3,881,019

		$3,881,019

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) — 4.0%
AvalonBay Communities, Inc.	47,915	$9,216,450
Boston Properties, Inc.	59,105	7,146,386
Simon Property Group, Inc.	71,089	11,267,606

		$27,630,442

Food Products — 3.0%
Mondelez International, Inc., Class A	198,611	$8,742,856
Nestle SA	138,900	11,724,480

		$20,467,336

Health Care Equipment & Supplies — 2.7%
Stryker Corp.	58,093	$8,545,480
Zimmer Biomet Holdings, Inc.	84,189	10,213,810

		$18,759,290

Health Care Providers & Services — 2.0%
UnitedHealth Group, Inc.	73,184	$14,037,423

		$14,037,423

Household Durables — 0.6%
Whirlpool Corp.	23,228	$4,131,797

		$4,131,797

Household Products — 0.4%
Colgate-Palmolive Co.	37,424	$2,702,013

		$2,702,013

Industrial Conglomerates — 1.6%
Honeywell International, Inc.	83,731	$11,397,464

		$11,397,464

Insurance — 4.6%
Alleghany Corp.(2)	10,617	$6,511,831
Chubb, Ltd.	51,734	7,576,961
Prudential Financial, Inc.	83,332	9,435,682
Travelers Cos., Inc. (The)	64,030	8,201,603

		$31,726,077

Internet Software & Services — 3.5%
Alphabet, Inc., Class A(2)	9,850	$9,313,175
Alphabet, Inc., Class C(2)	9,384	8,731,812
eBay, Inc.(2)	164,326	5,871,368

		$23,916,355

IT Services — 0.7%
Visa, Inc., Class A(1)	45,667	$4,546,607

		$4,546,607

Life Sciences Tools & Services — 2.6%
Thermo Fisher Scientific, Inc.	103,433	$18,155,594

		$18,155,594

Machinery — 1.6%
Caterpillar, Inc.	99,838	$11,376,540

		$11,376,540

Media — 0.2%
Walt Disney Co. (The)	15,247	$1,676,103

		$1,676,103

Security	Shares	Value
Multi-Utilities — 2.7%
Sempra Energy(1)	162,537	$18,368,306

		$18,368,306

Oil, Gas & Consumable Fuels — 11.2%
Chevron Corp.	182,680	$19,946,829
ConocoPhillips	221,251	10,038,158
EOG Resources, Inc.	125,646	11,953,961
Exxon Mobil Corp.	249,154	19,942,286
Occidental Petroleum Corp.	95,844	5,935,619
Phillips 66	113,827	9,533,011

		$77,349,864

Personal Products — 1.5%
Estee Lauder Cos., Inc. (The), Class A	103,312	$10,226,855

		$10,226,855

Pharmaceuticals — 7.7%
Allergan PLC	7,402	$1,867,747
Eli Lilly & Co.	128,396	10,613,213
Johnson & Johnson	164,139	21,784,528
Merck & Co., Inc.	185,494	11,849,357
Zoetis, Inc.	115,695	7,233,251

		$53,348,096

Road & Rail — 0.8%
Union Pacific Corp.	54,746	$5,636,648

		$5,636,648

Semiconductors & Semiconductor Equipment — 2.2%
Intel Corp.	423,628	$15,026,085

		$15,026,085

Software — 1.3%
Microsoft Corp.	64,700	$4,703,690
Oracle Corp.	83,514	4,169,854

		$8,873,544

Specialty Retail — 1.9%
Home Depot, Inc. (The)	88,360	$13,218,656

		$13,218,656

Technology Hardware, Storage & Peripherals — 2.6%
Apple, Inc.	120,723	$17,955,132

		$17,955,132

Textiles, Apparel & Luxury Goods — 0.6%
Lululemon Athletica, Inc.(2)	66,422	$4,094,252

		$4,094,252

Tobacco — 4.4%
Altria Group, Inc.	173,789	$11,291,072
Philip Morris International, Inc.	163,192	19,046,138

		$30,337,210

Total Common Stocks (identified cost $380,702,614)		$688,530,527

Short-Term Investments — 0.5%

Description	Units/Shares	Value
Eaton Vance Cash Reserves Fund, LLC, 1.28%(3)	3,286,053	$3,286,711
State Street Navigator Securities Lending Government Money Market Portfolio(4)	48,750	48,750

Total Short-Term Investments (identified cost $3,335,461)		$3,335,461

Total Investments — 100.1% (identified cost $384,038,075)		$691,865,988

Other Assets, Less Liabilities — (0.1)%		$(881,696)

Net Assets — 100.0%		$690,984,292

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	All or a portion of this security was on loan at July 31, 2017. The aggregate market value of securities on loan at July 31, 2017 was $26,420,191 and the total market value of the collateral received by the Portfolio was $26,964,748, including cash collateral of $48,750 and non-cash U.S. Government securities collateral of $26,915,998.

(2)	Non-income producing security.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2017 was $16,940.

(4)	Represents investment of cash collateral received in connection with securities lending.

Abbreviations:

ADR	-	American Depositary Receipt

The Portfolio did not have any open financial instruments at July 31, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$385,944,586

Gross unrealized appreciation	$306,265,063
Gross unrealized depreciation	(343,661)

Net unrealized appreciation	$305,921,402

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$23,120,808	$—		$—	$23,120,808
Consumer Staples	52,008,934	11,724,480		—	63,733,414
Energy	77,349,864	—		—	77,349,864
Financials	186,867,980	—		—	186,867,980
Health Care	104,300,403	—		—	104,300,403
Industrials	51,009,824	—		—	51,009,824
Information Technology	74,198,742	—		—	74,198,742
Materials	5,179,721	—		—	5,179,721
Real Estate	27,630,442	—		—	27,630,442
Telecommunication Services	21,937,803	—		—	21,937,803
Utilities	53,201,526	—		—	53,201,526
Total Common Stocks	$676,806,047	$11,724,480	*	$—	$688,530,527
Short-Term Investments	$48,750	$3,286,711		$—	$3,335,461
Total Investments	$676,854,797	$15,011,191		$—	$691,865,988

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2016 whose fair value was determined using Level 3 inputs. At July 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Value Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	September 25, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 25, 2017